UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];                          Amendment Number:  _____
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro                                             January 15, 2008
 -------------------              London, England         ---------------------
[Signature]                        [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $771898 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited

No. 2
Form 13F File Number 28-11842
Name:  Davide Erro



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


                                            Form 13F Information Table

----------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- -----------------------
        Column 1         Column 2    Column 3     Column 4            Column 5          Column 6   Column 7           Column 8
----------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- -----------------------
----------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -----------------------
     Name of Issuer        Title of    CUSIP       Value     Shrs /     SH /    Put/  Investment   Other        Voting Authority
                            Class                 (x$1000)   Prn Amt    PRN     Call  Discretion  Managers
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ------------------------
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
                                                                                                              Sole     Shared   None
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
 Cadbury Schweppes         ADR       127209302     58750      1190000     SH            DEFINED     1,2      1190000
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
Companhia Energetica de   SP ADR     204409601     17758      962000      SH            DEFINED     1,2      962000
    Minas Gerais          N-V PFD
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
     CSX Corp              COM       126408103     22874      520100      SH            DEFINED     1,2      520100
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
 Fording Canadian Coal     TR UNIT   345425102     33196      860000      SH            DEFINED     1,2      860000
       Trust
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
Merrill Lynch and Co.       COM      590188108     56525      1053000     SH            DEFINED     1,2      1053000
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
 NYSE Euronext, Inc.        COM      629491101     171648     1955660     SH            DEFINED     1,2      1955660
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
    Qimonda AG          Sponsored    746904101      9813      1372400     SH            DEFINED     1,2      1372400
                           ADR
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
    Qualcomm Inc            COM      747525103     78543      1996000     SH            DEFINED     1,2      1996000
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
 Royal Dutch Shell PLC    Sponsored  780259206     49889      592500      SH            DEFINED     1,2      592500
                           ADR A
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
     Sina Corp.             ORD      G81477104     102353     2309925     SH            DEFINED     1,2      2309925
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----
 Union Pacific Corp.        COM      907818108     170549     1357657     SH            DEFINED     1,2      1357657
----------------------- ---------- ------------ ----------- ---------- ------- ----- ----------- ---------- ---------- ------- -----


REPORT SUMMARY      11  DATA RECORDS                          771898       2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

